N-2	Jul. 29, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0000901243
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	BLACKROCK MUNIASSETS FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load (as a percentage of offering price) (1)	None
Offering expenses borne by the Fund (as a percentage of offering price) (1)	None
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares (2)
Dividend reinvestment plan sale transaction fee	$2.50 (2)
(1)
Total offering expenses, which will be borne by the Advisor and not the Fund or Common Shareholders, are estimated to be $324,847 in the aggregate, or approximately
0.19
% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.

(2)
Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 2.5	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to Common Shares)
Management fees (3)(4)	0.80%
Other Expenses (5)	1.83%
Miscellaneous Other Expenses	0.57%
Interest Expense (6)	1.26%
Total Fund Operating Annual Expenses (7)	2.63%
(3)
The Fund currently pays the Advisor a monthly management fee in arrears at an annual rate equal to 0.55% of an aggregate of (i) the average daily value of the Fund’s net assets, and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of the accrued liabilities. The Fund uses leverage in the form of a credit facility, which as of June 30, 2026, amounted to approximately 32.33% of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund minus the sum of the Fund’s accrued liabilities (other than the aggregate indebtedness constituting financial leverage). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.

(4)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by the Advisor or its affiliates
and
other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(5)
Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $168,520,797.60, based on the estimated Subscription Price per Common Share of $10.04 (90% of the Fund’s NAV per Share at the close of trading on the NYSE on July 27, 2026), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $324,847 are paid by the Advisor.

(6)
The total expense table includes interest expense associated with the Fund’s investments in TOB Residuals (also known as “inverse floaters”). Although such interest expense is actually paid by special purpose vehicles in which the Fund invests, it is recorded on the Fund’s financial statements for accounting purposes. The total expense table also includes, in interest expense, dividends associated with the VRDP Shares, because the VRDP Shares are considered debt of the Fund for financial reporting purposes. The Fund uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VRDP Shares and investment in TOB Residuals. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by the Fund when it invests the proceeds from the leverage. In order to help you better understand the costs associated with the Fund’s leverage strategy, the Total Annual Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest expense) are 1.22%.

(7)
The total annual expenses do not correlate to the ratios of expenses to average net assets shown in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

Management Fees [Percent]	0.80%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.57%
Other Annual Expense 2 [Percent]	1.26%	[5]
Other Annual Expenses [Percent]	1.83%	[6]
Total Annual Expenses [Percent]	2.63%	[7]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of
2.63
% of net assets attributable to common shares, and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$27	$82	$140	$296

*
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	82
Expense Example, Years 1 to 5	140
Expense Example, Years 1 to 10	$ 296
Purpose of Fee Table , Note [Text Block]	The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $168,520,797.60, based on the estimated Subscription Price per Common Share of $10.04 (90% of the Fund’s NAV per Share at the close of trading on the NYSE on July 27, 2026), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $324,847 are paid by the Advisor.
Management Fee not based on Net Assets, Note [Text Block]
(3)
The Fund currently pays the Advisor a monthly management fee in arrears at an annual rate equal to 0.55% of an aggregate of (i) the average daily value of the Fund’s net assets, and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of the accrued liabilities. The Fund uses leverage in the form of a credit facility, which as of June 30, 2026, amounted to approximately 32.33% of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund minus the sum of the Fund’s accrued liabilities (other than the aggregate indebtedness constituting financial leverage). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.

(4)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by the Advisor or its affiliates
and
other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to provide high current income exempt from U.S. federal income taxes by investing primarily in a portfolio of medium to lower-grade or unrated municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from U.S. federal income taxes.
Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	$ 0.02	[2]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Common Shares

[1]	Total offering expenses, which will be borne by the Advisor and not the Fund or Common Shareholders, are estimated to be $324,847 in the aggregate, or approximately 0.19% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.
[2]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[4]	The Fund currently pays the Advisor a monthly management fee in arrears at an annual rate equal to 0.55% of an aggregate of (i) the average daily value of the Fund’s net assets, and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage. For purposes of calculating these fees, “net assets” means the total assets of the Fund minus the sum of the accrued liabilities. The Fund uses leverage in the form of a credit facility, which as of June 30, 2026, amounted to approximately 32.33% of the Fund’s Managed Assets. “Managed Assets” means the total assets of the Fund minus the sum of the Fund’s accrued liabilities (other than the aggregate indebtedness constituting financial leverage). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.
[5]	The total expense table includes interest expense associated with the Fund’s investments in TOB Residuals (also known as “inverse floaters”). Although such interest expense is actually paid by special purpose vehicles in which the Fund invests, it is recorded on the Fund’s financial statements for accounting purposes. The total expense table also includes, in interest expense, dividends associated with the VRDP Shares, because the VRDP Shares are considered debt of the Fund for financial reporting purposes. The Fund uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VRDP Shares and investment in TOB Residuals. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by the Fund when it invests the proceeds from the leverage. In order to help you better understand the costs associated with the Fund’s leverage strategy, the Total Annual Expenses After Fee Waivers and/or Expense Reimbursements (excluding interest expense) are 1.22%.
[6]	Other expenses are estimated assuming net proceeds of the Rights offering to be approximately $168,520,797.60, based on the estimated Subscription Price per Common Share of $10.04 (90% of the Fund’s NAV per Share at the close of trading on the NYSE on July 27, 2026), assuming all new Common Shares offered are sold and that the expenses related to the Rights offering estimated at approximately $324,847 are paid by the Advisor.
[7]	The total annual expenses do not correlate to the ratios of expenses to average net assets shown in the Fund’s most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.